UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22621

Cohen & Steers Real Assets Fund, Inc.

(Exact name of Registrant as specified in charter)

1166 Avenue of the Americas, 30th Floor, New York, New York 10036

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 832-3232

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Cohen & Steers Real Assets Fund, Inc. semi-annual shareholder report as of June 30, 2025 Class A - RAPAX

This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$60	1.15%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 9.12% total return in the six months ended June 30, 2025, compared with the Blended Benchmark,1 which returned 8.13%, and the MSCI World Index - net, which returned 9.47%.

Security selection and an overweight allocation to global natural resource equities contributed to relative performance compared with the Blended Benchmark.1 Most notably, the Fund was underweight paper packaging companies and had no allocation to paper products, both of which declined in the period. The sectors have historically been less sensitive to the macroeconomic factors that drive most natural resource companies, and our positioning contributed to relative returns, as the industries have been facing weak demand due to lower consumer spending.

Stock selection in global real estate securities also contributed to relative performance, led by security selection in the U.S. and Australia. In the U.S., the portfolio was overweight Welltower, which rose amid indications of strengthening senior housing fundamentals, while an out-of-index position in tower company Crown Castle benefited from the REIT's sale of its fiber and small cell business to a consortium of companies. In Australia, an overweight in fund manager Charter Hall Group benefited from an inflection point in transactions and fundraising activity.

Contract selection and an underweight allocation in commodities further aided relative returns. The Fund's positions in later-dated corn, natural gas, and lean hogs futures helped performance during the period, since those contracts did better than near-term ones.

There were no detractors from relative performance at the asset class level.

Top contributing categories
Global Natural Resource Equities
Global Real Estate Securities
Commodities

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class A	MSCI World Index - net
Blended Benchmark[1]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
With sales charge[2]	6.39%	9.23%	4.08%
Without sales charge	11.40%	10.24%	4.56%
Blended Benchmark[1]	11.08%	9.34%	4.51%
MSCI World Index - net	16.26%	14.55%	10.66%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2025)
Net assets	$1,294,182,644
Number of portfolio holdings (including derivatives)	367
Portfolio turnover rate[3]	47%
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.8%
Welltower, Inc.	2.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.8%
iShares Gold Trust	1.6%
Digital Realty Trust, Inc.	1.6%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Crown Castle, Inc.	1.2%
National Grid PLC (United Kingdom)	1.2%
Prologis, Inc.	1.2%

Strategy breakdown[6]	(%)
Global Real Estate Securities	25.8%
Commodity Futures	25.2%
Global Natural Resource Equities	16.3%
Global Listed Infrastructure	16.2%
Fixed Income	11.0%
Gold	5.5%

Country diversification[4,7]	(%)
United States	50.2%
Canada	6.5%
Japan	3.2%
Australia	3.1%
France	2.5%
United Kingdom	2.5%
Hong Kong	1.1%
Brazil	0.9%
Switzerland	0.9%
Other (includes short-term investments)	29.1%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Blended Index consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index-net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index-net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index thereafter.

[2]	Reflects a 4.50% front-end sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]

The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivatives exposure. Collateral investments for derivatives exposure include cash equivalents and fixed-income securities.

[7]	Excludes derivative instruments, if any.

Cohen & Steers Real Assets Fund, Inc. semi-annual shareholder report as of June 30, 2025 Class C - RAPCX

This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$93	1.80%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 8.67% total return in the six months ended June 30, 2025, compared with the Blended Benchmark,1 which returned 8.13%, and the MSCI World Index - net, which returned 9.47%.

Security selection and an overweight allocation to global natural resource equities contributed to relative performance compared with the Blended Benchmark.1 Most notably, the Fund was underweight paper packaging companies and had no allocation to paper products, both of which declined in the period. The sectors have historically been less sensitive to the macroeconomic factors that drive most natural resource companies, and our positioning contributed to relative returns, as the industries have been facing weak demand due to lower consumer spending.

Stock selection in global real estate securities also contributed to relative performance, led by security selection in the U.S. and Australia. In the U.S., the portfolio was overweight Welltower, which rose amid indications of strengthening senior housing fundamentals, while an out-of-index position in tower company Crown Castle benefited from the REIT's sale of its fiber and small cell business to a consortium of companies. In Australia, an overweight in fund manager Charter Hall Group benefited from an inflection point in transactions and fundraising activity.

Contract selection and an underweight allocation in commodities further aided relative returns. The Fund's positions in later-dated corn, natural gas, and lean hogs futures helped performance during the period, since those contracts did better than near-term ones.

There were no detractors from relative performance at the asset class level.

Top contributing categories
Global Natural Resource Equities
Global Real Estate Securities
Commodities

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class C	MSCI World Index - net
Blended Benchmark[1]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
With sales charge	9.57%[2]	9.52%	3.87%
Without sales charge	10.57%	9.52%	3.87%
Blended Benchmark[1]	11.08%	9.34%	4.51%
MSCI World Index - net	16.26%	14.55%	10.66%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2025)
Net assets	$1,294,182,644
Number of portfolio holdings (including derivatives)	367
Portfolio turnover rate[3]	47%
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.8%
Welltower, Inc.	2.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.8%
iShares Gold Trust	1.6%
Digital Realty Trust, Inc.	1.6%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Crown Castle, Inc.	1.2%
National Grid PLC (United Kingdom)	1.2%
Prologis, Inc.	1.2%

Strategy breakdown[6]	(%)
Global Real Estate Securities	25.8%
Commodity Futures	25.2%
Global Natural Resource Equities	16.3%
Global Listed Infrastructure	16.2%
Fixed Income	11.0%
Gold	5.5%

Country diversification[4,7]	(%)
United States	50.2%
Canada	6.5%
Japan	3.2%
Australia	3.1%
France	2.5%
United Kingdom	2.5%
Hong Kong	1.1%
Brazil	0.9%
Switzerland	0.9%
Other (includes short-term investments)	29.1%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Blended Index consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index-net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index-net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index thereafter.

[2]	Reflects a contingent deferred sales charge of 1.00%.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]

The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivatives exposure. Collateral investments for derivatives exposure include cash equivalents and fixed-income securities.

[7]	Excludes derivative instruments, if any.

Cohen & Steers Real Assets Fund, Inc. semi-annual shareholder report as of June 30, 2025 Class I - RAPIX

This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$41	0.80%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 9.19% total return in the six months ended June 30, 2025, compared with the Blended Benchmark,1 which returned 8.13%, and the MSCI World Index - net, which returned 9.47%.

Security selection and an overweight allocation to global natural resource equities contributed to relative performance compared with the Blended Benchmark.1 Most notably, the Fund was underweight paper packaging companies and had no allocation to paper products, both of which declined in the period. The sectors have historically been less sensitive to the macroeconomic factors that drive most natural resource companies, and our positioning contributed to relative returns, as the industries have been facing weak demand due to lower consumer spending.

Stock selection in global real estate securities also contributed to relative performance, led by security selection in the U.S. and Australia. In the U.S., the portfolio was overweight Welltower, which rose amid indications of strengthening senior housing fundamentals, while an out-of-index position in tower company Crown Castle benefited from the REIT's sale of its fiber and small cell business to a consortium of companies. In Australia, an overweight in fund manager Charter Hall Group benefited from an inflection point in transactions and fundraising activity.

Contract selection and an underweight allocation in commodities further aided relative returns. The Fund's positions in later-dated corn, natural gas, and lean hogs futures helped performance during the period, since those contracts did better than near-term ones.

There were no detractors from relative performance at the asset class level.

Top contributing categories
Global Natural Resource Equities
Global Real Estate Securities
Commodities

Growth of a $100,000 investment*

The chart below shows the performance of a hypothetical $100,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class I	MSCI World Index - net
Blended Benchmark[1]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
Class I2	11.78%	10.62%	4.92%
Blended Benchmark[1]	11.08%	9.34%	4.51%
MSCI World Index - net	16.26%	14.55%	10.66%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2025)
Net assets	$1,294,182,644
Number of portfolio holdings (including derivatives)	367
Portfolio turnover rate[3]	47%
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.8%
Welltower, Inc.	2.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.8%
iShares Gold Trust	1.6%
Digital Realty Trust, Inc.	1.6%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Crown Castle, Inc.	1.2%
National Grid PLC (United Kingdom)	1.2%
Prologis, Inc.	1.2%

Strategy breakdown[6]	(%)
Global Real Estate Securities	25.8%
Commodity Futures	25.2%
Global Natural Resource Equities	16.3%
Global Listed Infrastructure	16.2%
Fixed Income	11.0%
Gold	5.5%

Country diversification[4,7]	(%)
United States	50.2%
Canada	6.5%
Japan	3.2%
Australia	3.1%
France	2.5%
United Kingdom	2.5%
Hong Kong	1.1%
Brazil	0.9%
Switzerland	0.9%
Other (includes short-term investments)	29.1%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Blended Index consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index-net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index-net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index thereafter.

[2]	This share class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]

The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivatives exposure. Collateral investments for derivatives exposure include cash equivalents and fixed-income securities.

[7]	Excludes derivative instruments, if any.

Cohen & Steers Real Assets Fund, Inc. semi-annual shareholder report as of June 30, 2025 Class R - RAPRX

This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$67	1.30%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 9.03% total return in the six months ended June 30, 2025, compared with the Blended Benchmark,1 which returned 8.13%, and the MSCI World Index - net, which returned 9.47%.

Security selection and an overweight allocation to global natural resource equities contributed to relative performance compared with the Blended Benchmark.1 Most notably, the Fund was underweight paper packaging companies and had no allocation to paper products, both of which declined in the period. The sectors have historically been less sensitive to the macroeconomic factors that drive most natural resource companies, and our positioning contributed to relative returns, as the industries have been facing weak demand due to lower consumer spending.

Stock selection in global real estate securities also contributed to relative performance, led by security selection in the U.S. and Australia. In the U.S., the portfolio was overweight Welltower, which rose amid indications of strengthening senior housing fundamentals, while an out-of-index position in tower company Crown Castle benefited from the REIT's sale of its fiber and small cell business to a consortium of companies. In Australia, an overweight in fund manager Charter Hall Group benefited from an inflection point in transactions and fundraising activity.

Contract selection and an underweight allocation in commodities further aided relative returns. The Fund's positions in later-dated corn, natural gas, and lean hogs futures helped performance during the period, since those contracts did better than near-term ones.

There were no detractors from relative performance at the asset class level.

Top contributing categories
Global Natural Resource Equities
Global Real Estate Securities
Commodities

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class R	MSCI World Index - net
Blended Benchmark[1]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
Class R2	11.31%	10.09%	4.41%
Blended Benchmark[1]	11.08%	9.34%	4.51%
MSCI World Index - net	16.26%	14.55%	10.66%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2025)
Net assets	$1,294,182,644
Number of portfolio holdings (including derivatives)	367
Portfolio turnover rate[3]	47%
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.8%
Welltower, Inc.	2.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.8%
iShares Gold Trust	1.6%
Digital Realty Trust, Inc.	1.6%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Crown Castle, Inc.	1.2%
National Grid PLC (United Kingdom)	1.2%
Prologis, Inc.	1.2%

Strategy breakdown[6]	(%)
Global Real Estate Securities	25.8%
Commodity Futures	25.2%
Global Natural Resource Equities	16.3%
Global Listed Infrastructure	16.2%
Fixed Income	11.0%
Gold	5.5%

Country diversification[4,7]	(%)
United States	50.2%
Canada	6.5%
Japan	3.2%
Australia	3.1%
France	2.5%
United Kingdom	2.5%
Hong Kong	1.1%
Brazil	0.9%
Switzerland	0.9%
Other (includes short-term investments)	29.1%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Blended Index consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index-net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index-net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index thereafter.

[2]	This share class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]

The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivatives exposure. Collateral investments for derivatives exposure include cash equivalents and fixed-income securities.

[7]	Excludes derivative instruments, if any.

Cohen & Steers Real Assets Fund, Inc. semi-annual shareholder report as of June 30, 2025 Class Z - RAPZX

This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$41	0.80%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 9.21% total return in the six months ended June 30, 2025, compared with the Blended Benchmark,1 which returned 8.13%, and the MSCI World Index - net, which returned 9.47%.

Security selection and an overweight allocation to global natural resource equities contributed to relative performance compared with the Blended Benchmark.1 Most notably, the Fund was underweight paper packaging companies and had no allocation to paper products, both of which declined in the period. The sectors have historically been less sensitive to the macroeconomic factors that drive most natural resource companies, and our positioning contributed to relative returns, as the industries have been facing weak demand due to lower consumer spending.

Stock selection in global real estate securities also contributed to relative performance, led by security selection in the U.S. and Australia. In the U.S., the portfolio was overweight Welltower, which rose amid indications of strengthening senior housing fundamentals, while an out-of-index position in tower company Crown Castle benefited from the REIT's sale of its fiber and small cell business to a consortium of companies. In Australia, an overweight in fund manager Charter Hall Group benefited from an inflection point in transactions and fundraising activity.

Contract selection and an underweight allocation in commodities further aided relative returns. The Fund's positions in later-dated corn, natural gas, and lean hogs futures helped performance during the period, since those contracts did better than near-term ones.

There were no detractors from relative performance at the asset class level.

Top contributing categories
Global Natural Resource Equities
Global Real Estate Securities
Commodities

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class Z	MSCI World Index - net
Blended Benchmark[1]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
Class Z2	11.80%	10.64%	4.93%
Blended Benchmark[1]	11.08%	9.34%	4.51%
MSCI World Index - net	16.26%	14.55%	10.66%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2025)
Net assets	$1,294,182,644
Number of portfolio holdings (including derivatives)	367
Portfolio turnover rate[3]	47%
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.8%
Welltower, Inc.	2.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.8%
iShares Gold Trust	1.6%
Digital Realty Trust, Inc.	1.6%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Crown Castle, Inc.	1.2%
National Grid PLC (United Kingdom)	1.2%
Prologis, Inc.	1.2%

Strategy breakdown[6]	(%)
Global Real Estate Securities	25.8%
Commodity Futures	25.2%
Global Natural Resource Equities	16.3%
Global Listed Infrastructure	16.2%
Fixed Income	11.0%
Gold	5.5%

Country diversification[4,7]	(%)
United States	50.2%
Canada	6.5%
Japan	3.2%
Australia	3.1%
France	2.5%
United Kingdom	2.5%
Hong Kong	1.1%
Brazil	0.9%
Switzerland	0.9%
Other (includes short-term investments)	29.1%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Blended Index consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index-net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index-net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index thereafter.

[2]	This share class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]

The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivatives exposure. Collateral investments for derivatives exposure include cash equivalents and fixed-income securities.

[7]	Excludes derivative instruments, if any.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 below.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Cohen & Steers Real Assets Fund, Inc.

We would like to share with you our report for the six months ended June 30, 2025. The total returns for the Cohen & Steers Real Assets Fund, Inc. (the Fund) and its comparative benchmarks were:

Six Months Ended June 30, 2025
Cohen & Steers Real Assets Fund:
Class A	9.12%
Class C	8.67%
Class I	9.19%
Class R	9.03%
Class Z	9.21%
Blended Benchmark(a)	8.13%
MSCI World Index—net(a)	9.47%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets.

Cohen & Steers Real Assets Fund, Inc.

(a)

The Blended Benchmark consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index—net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index—net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index. The FTSE EPRA Nareit Developed Real Estate Index—net is an unmanaged market-capitalization-weighted total-return index, which consists of publicly traded equity real estate investment trusts (REITs) and listed property companies from developed markets and is net of dividend withholding taxes. The Bloomberg Commodity Total Return Index is a broadly diversified index that tracks the commodity markets through commodity futures contracts. The index is made up of exchange-traded futures on physical commodities, which are weighted to account for economic significance and market liquidity. The S&P Global Natural Resources Index—net includes the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements and is net of dividend withholding taxes. The ICE BofA 1-3 Year U.S. Corporate Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market, with a remaining term to final maturity of less than 3 years. Gold is represented by the Gold Spot price in U.S. Dollars per Troy ounce. The Dow Jones Brookfield Global Infrastructure Index is a float-adjusted market-capitalization-weighted index that measures performance of globally domiciled companies that derive more than 70% of their cash flows from infrastructure lines of business. The MSCI World Index—net is a free-float adjusted index that measures performance of large and mid-capitalization companies representing developed market countries and is net of dividend withholding taxes.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

		Shares	Value
COMMON STOCK	57.7%
AGRIBUSINESS	5.5%
AGRICULTURAL PRODUCTS	1.0%
Archer-Daniels-Midland Co.		25,681	$1,355,443
Bunge Global SA		136,320	10,943,770

			12,299,213

CONSTRUCTION MACHINERY & HEAVY TRUCKS	0.7%
AGCO Corp.		61,886	6,384,160
Deere & Co.		1,979	1,006,302
Kubota Corp. (Japan)		157,000	1,768,369

			9,158,831

FERTILIZERS & AGRICULTURAL CHEMICALS	1.7%
CF Industries Holdings, Inc.		20,238	1,861,896
Corteva, Inc.(a)		94,941	7,075,952
Mosaic Co.		163,535	5,965,757
Nutrien Ltd. (Canada)		124,158	7,230,962

			22,134,567

PACKAGED FOODS & MEATS	2.1%
Bakkafrost P (Denmark)		106,952	4,815,249
Cal-Maine Foods, Inc.		13,261	1,321,193
JBS NV, Class A(b)		163,281	2,385,535
Minerva SA (Brazil)(b)		968,462	873,436
Mowi ASA (Norway)		195,387	3,772,279
Pilgrim’s Pride Corp.		77,361	3,479,698
Smithfield Foods, Inc.		232,234	5,464,466
Tyson Foods, Inc., Class A		29,263	1,636,972
WH Group Ltd. (Hong Kong)(c)		3,755,500	3,612,001

			27,360,829

TOTAL AGRIBUSINESS			70,953,440

AIRPORTS	0.6%
Aena SME SA (Spain)(c)		54,970	1,467,279
Aeroports de Paris SA (France)		16,228	2,033,919
Auckland International Airport Ltd. (New Zealand)		291,272	1,375,085
GMR Airports Ltd. (India)(b)		862,883	858,154
Grupo Aeroportuario del Sureste SAB de CV, Class B (Mexico)		76,382	2,438,265

			8,172,702

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Shares	Value
COMMUNICATIONS—TOWER	3.0%
American Tower Corp.		63,739	$14,087,594
Cellnex Telecom SA (Spain)(c)		88,552	3,437,011
Crown Castle, Inc.		153,905	15,810,661
Infrastrutture Wireless Italiane SpA (Italy)(c)		310,299	3,794,065
SES SA (Luxembourg)		164,411	1,169,755

			38,299,086

ELECTRIC	4.7%
Ameren Corp.		31,252	3,001,442
CenterPoint Energy, Inc.		152,836	5,615,195
Cia Paranaense de Energia—Copel (Brazil)		947,492	2,033,417
Consolidated Edison, Inc.		19,903	1,997,266
Enel SpA (Italy)		229,068	2,173,757
Entergy Corp.		25,678	2,134,355
Equatorial Energia SA (Brazil)		128,262	848,926
Evergy, Inc.		48,670	3,354,823
Exelon Corp.		175,354	7,613,871
Fortis, Inc. (Canada)		31,144	1,487,045
National Grid PLC (United Kingdom)		1,064,759	15,514,259
NextEra Energy, Inc.		25,296	1,756,048
NTPC Ltd. (India)		210,294	820,970
PG&E Corp.		345,407	4,814,974
Power Assets Holdings Ltd. (Hong Kong)		159,500	1,025,073
PPL Corp.		74,909	2,538,666
Tenaga Nasional Bhd. (Malaysia)		403,100	1,376,696
TXNM Energy, Inc.		19,540	1,100,493
WEC Energy Group, Inc.		10,761	1,121,296

			60,328,572

ENERGY	5.7%
INTEGRATED OIL & GAS	4.0%
BP PLC (United Kingdom)		592,161	2,972,518
Chevron Corp.		48,300	6,916,077
Exxon Mobil Corp.		86,088	9,280,286
Galp Energia SGPS SA (Portugal)		150,497	2,760,219
Imperial Oil Ltd. (Canada)		34,530	2,743,129
Petroleo Brasileiro SA—Petrobras, ADR (Brazil)		81,891	1,024,456
Shell PLC		410,956	14,404,258
Suncor Energy, Inc. (Canada)		131,437	4,923,519
TotalEnergies SE (France)		103,706	6,364,565

			51,389,027

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Shares	Value
OIL & GAS EQUIPMENT & SERVICES	0.1%
Tenaris SA		83,668	$1,574,444

OIL & GAS EXPLORATION & PRODUCTION	0.8%
Canadian Natural Resources Ltd. (Canada)		66,424	2,087,716
Diamondback Energy, Inc.		10,537	1,447,784
EOG Resources, Inc.		24,629	2,945,875
Expand Energy Corp.		29,590	3,460,254
Hess Corp.		6,107	846,064

			10,787,693

OIL & GAS REFINING & MARKETING	0.8%
Marathon Petroleum Corp.		21,280	3,534,821
Reliance Industries Ltd., GDR (India)(c)		73,336	5,118,853
Valero Energy Corp.		10,365	1,393,263

			10,046,937

TOTAL ENERGY			73,798,101

ENVIRONMENTAL SERVICES	0.2%
Cleanaway Waste Management Ltd. (Australia)		918,843	1,644,884
Waste Connections, Inc.		6,592	1,231,410

			2,876,294

GAS DISTRIBUTION	1.5%
ENN Energy Holdings Ltd., (H Shares) (China)		306,857	2,450,962
Italgas SpA (Italy)		345,942	2,934,019
Naturgy Energy Group SA (Spain)		33,634	1,069,718
NiSource, Inc.		92,286	3,722,817
Osaka Gas Co. Ltd. (Japan)		41,800	1,071,959
Sempra		89,378	6,772,171
Tokyo Gas Co. Ltd. (Japan)		26,900	895,141

			18,916,787

MARINE PORTS	0.3%
International Container Terminal Services, Inc. (Philippines)		227,340	1,658,739
Koninklijke Vopak NV (Netherlands)		48,320	2,403,102

			4,061,841

MATERIALS	0.1%
PAPER PACKAGING
International Paper Co.		32,600	1,526,658

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Shares	Value
METALS & MINING	4.5%
ALUMINUM	0.2%
Century Aluminum Co.(b)		83,921	$1,512,257
Constellium SE(b)		95,447	1,269,445

			2,781,702

DIVERSIFIED METALS & MINING	2.3%
Anglo American PLC (South Africa)		182,609	5,389,151
BHP Group Ltd. (Australia)		234,415	5,669,800
Cameco Corp. (Canada)		39,711	2,947,748
Capstone Copper Corp. (Canada)(b)		203,172	1,247,305
Glencore PLC (Australia)(b)		1,582,662	6,161,041
Hudbay Minerals, Inc. (Canada)		160,515	1,703,280
Rio Tinto PLC, ADR (Australia)		23,188	1,352,556
Teck Resources Ltd., Class B (Canada)		130,679	5,276,818

			29,747,699

GOLD	1.6%
Agnico Eagle Mines Ltd. (Canada)		48,392	5,755,260
Coeur Mining, Inc.(b)		163,155	1,445,553
Newmont Corp.		103,172	6,010,801
Perpetua Resources Corp.(b)		142,176	1,726,017
Wheaton Precious Metals Corp. (Brazil)		60,327	5,417,365

			20,354,996

PRECIOUS METALS & MINERALS	0.1%
Valterra Platinum Ltd. (South Africa)		21,215	931,864

STEEL	0.3%
ArcelorMittal SA (Luxembourg)		30,395	962,048
Cleveland-Cliffs, Inc.(b)		129,375	983,250
POSCO Holdings, Inc. (South Korea)		4,413	853,433
Vale SA, ADR (Brazil)		200,384	1,945,729

			4,744,460

TOTAL METALS & MINING			58,560,721

MIDSTREAM	5.2%
Cheniere Energy, Inc.		14,190	3,455,549
DT Midstream, Inc.		29,168	3,205,855
Enbridge, Inc. (Canada)		202,438	9,179,766
Keyera Corp. (Canada)(b)		136,713	4,380,237
Kinetik Holdings, Inc.		41,947	1,847,765
South Bow Corp. (Canada)		70,725	1,835,968

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Shares	Value
Targa Resources Corp.		42,666	$7,427,297
TC Energy Corp. (Canada)		324,978	15,865,275
Venture Global, Inc., Class A		273,378	4,259,229
Williams Cos., Inc.		255,977	16,077,915

			67,534,856

RAILWAYS	0.3%
CSX Corp.		72,737	2,373,408
East Japan Railway Co. (Japan)		48,600	1,048,914

			3,422,322

REAL ESTATE	24.8%
DATA CENTERS	2.6%
Digital Core REIT Management Pte. Ltd. (Singapore)		4,496,000	2,382,880
Digital Realty Trust, Inc.		119,355	20,807,157
Equinix, Inc.		12,664	10,073,832

			33,263,869

DIVERSIFIED	5.3%
British Land Co. PLC (United Kingdom)		63,779	329,524
CapitaLand Integrated Commercial Trust (Singapore)		1,927,084	3,288,850
Charter Hall Group (Australia)		227,063	2,867,783
Fastighets AB Balder, Class B (Sweden)(b)		271,374	2,015,320
Goodman Group (Australia)		482,714	10,877,990
Ingenia Communities Group (Australia)		761,036	2,739,792
Japan Metropolitan Fund Invest (Japan)		5,065	3,587,584
Land Securities Group PLC (United Kingdom)		199,906	1,731,470
Link REIT (Hong Kong)		563,300	3,006,678
LondonMetric Property PLC (United Kingdom)		775,750	2,161,611
Merlin Properties Socimi SA (Spain)		140,095	1,836,728
Mitsubishi Estate Co. Ltd. (Japan)		174,600	3,277,274
Mitsui Fudosan Co. Ltd. (Japan)		723,600	7,009,632
Nomura Real Estate Master Fund, Inc. (Japan)		1,833	1,873,668
Nyfosa AB (Sweden)		129,883	1,293,215
Orix JREIT, Inc. (Japan)		1,058	1,379,760
Stockland (Australia)		1,726,338	6,089,977
Sumitomo Realty & Development Co. Ltd. (Japan)		74,800	2,891,647
Sun Hung Kai Properties Ltd. (Hong Kong)		325,000	3,728,208
Swiss Prime Site AG (Switzerland)		23,938	3,584,138
Wharf Real Estate Investment Co. Ltd. (Hong Kong)		1,217,000	3,441,729

			69,012,578

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Shares	Value
HEALTH CARE	3.1%
Aedifica SA (Belgium)		39,248	$3,053,637
CareTrust REIT, Inc.		45,240	1,384,344
Healthcare Realty Trust, Inc., Class A		275,716	4,372,856
Omega Healthcare Investors, Inc.		40,922	1,499,791
PACS Group, Inc.(b)		29,293	378,466
Parkway Life Real Estate Investment Trust (Singapore)		584,120	1,883,517
Welltower, Inc.		183,643	28,231,438

			40,804,049

HOTEL	1.0%
Caesars Entertainment, Inc.(b)		113,072	3,210,114
Host Hotels & Resorts, Inc.		584,661	8,980,393
Invincible Investment Corp. (Japan)		1,732	745,696

			12,936,203

INDUSTRIAL OFFICE	0.1%
Castellum AB (Sweden)		78,622	1,030,881

INDUSTRIALS	2.6%
Americold Realty Trust, Inc.		174,863	2,907,972
Catena AB (Sweden)		15,065	768,465
Dream Industrial Real Estate Investment Trust (Canada)		498,488	4,315,897
Mapletree Logistics Trust (Singapore)		582,600	540,675
Mitsui Fudosan Logistics Park, Inc. (Japan)		2,507	1,819,253
Nippon Prologis REIT, Inc. (Japan)		4,689	2,591,885
Prologis, Inc.		145,823	15,328,914
Tritax Big Box REIT PLC (United Kingdom)		1,856,005	3,760,323
VGP NV (Belgium)		3,860	388,759
Warehouses De Pauw CVA (Belgium)		35,758	871,908

			33,294,051

INFRASTRUCTURE	0.2%
SBA Communications Corp., Class A		10,089	2,369,301

OFFICE	0.7%
Great Portland Estates PLC (United Kingdom)		203,889	1,003,327
Hudson Pacific Properties, Inc.(b)(d)		159,712	437,611
Japan Real Estate Investment Corp. (Japan)		3,064	2,508,563
Kilroy Realty Corp.		122,209	4,192,991
Nippon Building Fund, Inc. (Japan)		776	716,159

			8,858,651

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Shares	Value
RESIDENTIAL	3.9%
American Homes 4 Rent, Class A		92,205	$3,325,834
Essex Property Trust, Inc.		42,550	12,058,670
Grainger PLC (United Kingdom)		294,253	888,594
Invitation Homes, Inc.		362,774	11,898,987
LEG Immobilien SE (Germany)		18,275	1,622,063
Nippon Accommodations Fund, Inc. (Japan)		2,427	1,983,667
Sun Communities, Inc.		75,835	9,592,369
TAG Immobilien AG (Germany)		108,916	1,936,012
UNITE Group PLC (United Kingdom)		92,950	1,081,307
Vonovia SE (Germany)		138,829	4,891,293
Xior Student Housing NV (Belgium)(e)		27,325	989,766

			50,268,562

RETAIL	2.9%
Agree Realty Corp.		128,288	9,372,721
Frasers Centrepoint Trust (Singapore)		1,055,627	1,892,906
Kimco Realty Corp.		268,352	5,640,759
Kite Realty Group Trust		76,118	1,724,073
Klepierre SA (France)		85,931	3,384,880
Mercialys SA (France)		68,681	860,806
Realty Income Corp.		76,722	4,419,954
Simon Property Group, Inc.		46,291	7,441,741
Unibail-Rodamco-Westfield (France)		26,032	2,488,110

			37,225,950

SELF STORAGE	1.5%
Big Yellow Group PLC (United Kingdom)		97,682	1,356,922
Extra Space Storage, Inc.		65,868	9,711,578
Public Storage		20,061	5,886,298
Safestore Holdings PLC (United Kingdom)		137,319	1,334,515
Shurgard Self Storage Ltd. (Belgium)		16,373	713,604

			19,002,917

SPECIALTY	0.6%
Iron Mountain, Inc.		82,621	8,474,436

TIMBER	0.3%
Weyerhaeuser Co.		173,770	4,464,151

TOTAL REAL ESTATE			321,005,599

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Shares	Value
TOLL ROADS	1.1%
Vinci SA (France)		97,227	$14,327,529

WATER	0.2%
American Water Works Co., Inc.		19,929	2,772,323

TOTAL COMMON STOCK
(Identified cost—$641,352,868)			746,556,831

EXCHANGE-TRADED FUNDS	7.3%
CORPORATE BONDS	1.8%
SPDR Portfolio Short Term Corporate Bond ETF		788,925	23,817,646

GOLD	5.5%
iShares Gold Trust(b)		339,266	21,156,628
SPDR Gold MiniShares Trust(b)		753,819	49,390,221

			70,546,849

TOTAL EXCHANGE-TRADED FUNDS
(Identified cost—$68,488,559)			94,364,495

PREFERRED SECURITIES—EXCHANGE-TRADED	0.0%
BANKING	0.0%
Morgan Stanley, 6.875%, Series F(f)		1,547	38,876

INSURANCE	0.0%
Reinsurance Group of America, Inc., 5.75% to 6/15/26, due 6/15/56(g)		6,941	170,402

UTILITIES	0.0%
Algonquin Power & Utilities Corp., 8.487% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(h)		10,000	251,600

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED
(Identified cost—$462,801)			460,878

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	3.2%
BANKING	0.8%
Bank of America Corp., 6.30% to 3/10/26, Series DD(f)(g)		950,000	958,722
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(f)(g)(i)		1,000,000	1,001,631

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Principal Amount*	Value
Citigroup, Inc., 6.25% to 8/15/26, Series T(f)(g)		1,200,000	$1,214,725
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(f)(g)(i)		1,600,000	1,602,382
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(f)(g)(i)		1,600,000	1,592,540
Truist Financial Corp., 5.23% (3 Month USD Term SOFR + 0.912%), due 3/15/28(h)		550,000	538,141
Truist Financial Corp., 5.258% (3 Month USD Term SOFR + 0.932%), due 5/15/27, Series A(h)		600,000	592,664
Truist Financial Corp., 6.669% to 9/1/25, Series N(f)(g)		1,343,000	1,348,237
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(e)(f)(g)(i)		1,000,000	994,340
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(e)(f)(g)(i)		600,000	600,929

			10,444,311

ENERGY	0.1%
BP Capital Markets PLC, 4.375% to 9/22/25 (f)(g)		1,765,000	1,764,188

INSURANCE	1.3%
Argentum Netherlands BV for Swiss Re Ltd., 5.524% to 8/15/27 (Switzerland)(e)(f)(g)		1,400,000	1,402,737
Argentum Netherlands BV for Swiss Re Ltd., 5.625% to 8/15/27, due 8/15/52 (Switzerland)(e)(g)		981,000	986,104
Argentum Netherlands BV for Swiss Re Ltd., 5.75% to 8/15/25, due 8/15/50 (Switzerland)(e)(g)		1,000,000	1,000,750
AXA SA, 5.125% to 1/17/27, due 1/17/47 (France)(e)(g)		3,100,000	3,111,547
Cloverie PLC for Zurich Insurance Co. Ltd., 5.625% to 6/24/26, due 6/24/46 (Switzerland)(e)(g)		2,750,000	2,760,347
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(g)		955,000	985,569
Meiji Yasuda Life Insurance Co., 5.10% to 4/26/28, due 4/26/48 (Japan)(c)(g)		2,400,000	2,384,388
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45 (Japan)(c)(g)		500,000	503,112
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46 (Japan)(c)(g)		3,200,000	3,189,435

			16,323,989

PIPELINES	0.3%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(g)		2,250,000	2,235,263

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Principal Amount*	Value
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(g)		1,350,000	$1,355,504

			3,590,767

UTILITIES	0.7%
American Electric Power Co., Inc., 5.699%, due 8/15/25		6,546,000	6,551,358
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(g)		1,470,000	1,482,897
Sempra, 4.875% to 10/15/25(f)(g)		1,705,000	1,702,233

			9,736,488

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER
(Identified cost—$41,282,153)			41,859,743

CORPORATE BONDS	8.9%
CONSUMER STAPLE PRODUCTS	0.3%
Mars, Inc., 4.45%, due 3/1/27(c)		1,775,000	1,781,916
Mars, Inc., 4.60%, due 3/1/28(c)		2,540,000	2,561,176

			4,343,092

ENERGY	0.1%
BP Capital Markets America, Inc., 5.017%, due 11/17/27		1,240,000	1,263,043

HEALTH CARE	0.4%
AbbVie, Inc., 4.65%, due 3/15/28		1,450,000	1,472,166
Bristol-Myers Squibb Co., 4.90%, due 2/22/27		1,475,000	1,494,435
Eli Lilly & Co., 4.55%, due 2/12/28		1,171,000	1,186,719
Johnson & Johnson, 4.55%, due 3/1/28		1,720,000	1,749,527

			5,902,847

INDUSTRIALS	0.1%
John Deere Capital Corp., 4.20%, due 7/15/27		945,000	947,524

PIPELINES	0.3%
South Bow USA Infrastructure Holdings LLC, 4.911%, due 9/1/27 (Canada)(c)		2,903,000	2,922,425
South Bow USA Infrastructure Holdings LLC, 5.026%, due 10/1/29 (Canada)(c)		700,000	702,487

			3,624,912

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Principal Amount*	Value
REAL ESTATE	5.2%
American Homes 4 Rent LP, 4.25%, due 2/15/28		2,551,000	$2,536,530
American Tower Corp., 1.30%, due 9/15/25		2,963,000	2,942,526
American Tower Corp., 3.125%, due 1/15/27		1,250,000	1,225,976
American Tower Corp., 5.80%, due 11/15/28		1,600,000	1,670,212
AvalonBay Communities, Inc., 2.95%, due 5/11/26		1,275,000	1,260,143
Boston Properties LP, 3.65%, due 2/1/26		3,210,000	3,189,683
Crown Castle, Inc., 1.35%, due 7/15/25		2,763,000	2,759,554
Crown Castle, Inc., 4.45%, due 2/15/26		2,338,000	2,335,473
Crown Castle, Inc., 4.80%, due 9/1/28		1,525,000	1,534,748
Crown Castle, Inc., 5.00%, due 1/11/28		1,979,000	1,999,224
CubeSmart LP, 3.125%, due 9/1/26		1,851,000	1,821,386
CubeSmart LP, 4.00%, due 11/15/25		5,764,000	5,747,934
Equinix, Inc., 1.25%, due 7/15/25		500,000	499,359
Equinix, Inc., 1.45%, due 5/15/26		1,100,000	1,070,091
ERP Operating LP, 3.25%, due 8/1/27		1,400,000	1,374,201
Essex Portfolio LP, 3.375%, due 4/15/26		1,504,000	1,489,371
Federal Realty OP LP, 3.25%, due 7/15/27		2,250,000	2,194,684
Host Hotels & Resorts LP, 4.50%, due 2/1/26, Series F		3,486,000	3,478,650
Kimco Realty OP LLC, 3.25%, due 8/15/26		1,559,000	1,537,969
NNN REIT, Inc., 4.00%, due 11/15/25		404,000	403,050
Realty Income Corp., 0.75%, due 3/15/26		500,000	487,079
Realty Income Corp., 3.20%, due 1/15/27		587,000	577,162
Realty Income Corp., 4.625%, due 11/1/25		800,000	799,958
Realty Income Corp., 5.05%, due 1/13/26		1,583,000	1,583,005
Regency Centers LP, 3.60%, due 2/1/27		1,180,000	1,169,551
Regency Centers LP, 3.90%, due 11/1/25		2,497,000	2,488,485
SBA Communications Corp., 3.875%, due 2/15/27		1,400,000	1,379,422
Scentre Group Trust 1/Scentre Group Trust 2, 3.25%, due 10/28/25 (Australia)(c)		2,253,000	2,242,495
Scentre Group Trust 1/Scentre Group Trust 2, 3.625%, due 1/28/26 (Australia)(c)		732,000	727,759
Tanger Properties LP, 3.875%, due 7/15/27		2,000,000	1,974,643
UDR, Inc., 2.95%, due 9/1/26		250,000	245,804
UDR, Inc., 3.50%, due 7/1/27		2,037,000	2,009,691
Ventas Realty LP, 4.125%, due 1/15/26		5,672,000	5,650,250
VICI Properties LP, 4.75%, due 4/1/28		515,000	519,331

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Principal Amount*	Value
VICI Properties LP/VICI Note Co., Inc., 4.50%, due 1/15/28(c)		1,587,000	$1,580,519
VICI Properties LP/VICI Note Co., Inc., 5.75%, due 2/1/27(c)		1,525,000	1,546,568
Welltower OP LLC, 4.25%, due 4/15/28		1,877,000	1,880,548

			67,933,034

RETAIL & WHOLESALE—DISCRETIONARY	0.2%
Home Depot, Inc., 4.875%, due 6/25/27		2,200,000	2,235,791

TELECOMMUNICATIONS	0.8%
AT&T, Inc., 2.30%, due 6/1/27		3,309,000	3,191,976
AT&T, Inc., 4.25%, due 3/1/27		374,000	373,797
Rogers Communications, Inc., 3.625%, due 12/15/25 (Canada)		2,030,000	2,021,166
T-Mobile USA, Inc., 2.25%, due 2/15/26		750,000	738,856
T-Mobile USA, Inc., 3.75%, due 4/15/27		1,750,000	1,732,526
T-Mobile USA, Inc., 4.75%, due 2/1/28		2,250,000	2,251,000

			10,309,321

UTILITIES	1.5%
Algonquin Power & Utilities Corp., 5.365%, due 6/15/26 (Canada)		1,740,000	1,749,660
CMS Energy Corp., 3.60%, due 11/15/25		3,335,000	3,321,313
Dominion Energy, Inc., 4.60%, due 5/15/28		1,380,000	1,389,479
DTE Energy Co., 4.95%, due 7/1/27		910,000	920,889
Duke Energy Corp., 0.90%, due 9/15/25		765,000	758,825
Duke Energy Corp., 4.85%, due 1/5/27		1,405,000	1,419,492
Enel Finance International NV, 7.05%, due 10/14/25 (Italy)(c)		800,000	804,760
NextEra Energy Capital Holdings, Inc., 4.95%, due 1/29/26		1,625,000	1,629,452
NiSource, Inc., 0.95%, due 8/15/25		2,727,000	2,714,469
NiSource, Inc., 3.49%, due 5/15/27		1,934,000	1,905,179
Southern Power Co., 0.90%, due 1/15/26		750,000	734,376
WEC Energy Group, Inc., 4.75%, due 1/9/26		1,485,000	1,485,534
WEC Energy Group, Inc., 5.60%, due 9/12/26		401,000	406,392

			19,239,820

TOTAL CORPORATE BONDS
(Identified cost—$115,130,659)			115,799,384

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Principal Amount*	Value
U.S. TREASURY NOTES	0.5%
United States Treasury Notes, 4.125%, due 2/28/27		6,400,000	$6,434,250

TOTAL U.S. TREASURY NOTES
(Identified cost—$6,423,641)			6,434,250

		Shares
WARRANTS	0.1%
AGRIBUSINESS	0.0%
Minerva SA, exercise price $5.17, expires 4/7/28 (Brazil)(b)		210,422	57,320

REAL ESTATE—OFFICE	0.1%
Hudson Pacific Properties, Inc., exercise price $0.01(b)(j)		280,706	766,327

TOTAL WARRANTS
(Identified cost—$623,167)			823,647

SHORT-TERM INVESTMENTS	22.3%
MONEY MARKET FUNDS	3.8%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25%(k)		42,637,387	42,637,387
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.27%(k)		6,393,417	6,393,417

			49,030,804

		Principal Amount*
U.S. TREASURY BILLS	15.0%
U.S. Treasury Bills, 4.271%, due 7/31/25(l)(m)		39,851,000	39,713,265
U.S. Treasury Bills, 4.276%, due 7/31/25(l)(m)		6,000,000	5,979,030
U.S. Treasury Bills, 4.304%, due 7/31/25(l)(m)		28,383,000	28,284,653
U.S. Treasury Bills, 4.311%, due 7/31/25(l)(m)		25,000,000	24,913,208
U.S. Treasury Bills, 4.323%, due 8/12/25(l)		30,000,000	29,852,825
U.S. Treasury Bills, 4.397%, due 8/12/25(l)		6,000,000	5,969,858
U.S. Treasury Bills, 4.444%, due 8/12/25(l)		60,000,000	59,695,010

			194,407,849

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Principal Amount*	Value
U.S. TREASURY NOTES	3.5%
United States Treasury Notes, 4.365% (3 Month U.S. Treasury Bill Money Market Yield + 0.125%), due 7/31/25(h)		44,800,000	$44,796,316

TOTAL SHORT-TERM INVESTMENTS
(Identified cost—$288,240,249)			288,234,969

TOTAL INVESTMENTS IN SECURITIES
(Identified cost—$1,162,004,097)	100.0%		1,294,534,197
WRITTEN OPTION CONTRACTS
(Premiums received—$6,002)	(0.0)		(5,246)
LIABILITIES IN EXCESS OF OTHER ASSETS(n)	(0.0)		(346,307)

NET ASSETS	100.0%		$1,294,182,644

Exchange-Traded Option Contracts

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(o)	Premiums Received	Value
Call—Cameco Corp.	$80.00	7/25/25	(43)	$(319,189)	$(6,002)	$(5,246)

Over-the-Counter Total Return Swap Contracts

Counterparty	Notional Amount	Fixed Payable Rate	Fixed Payment Frequency	Underlying Reference Entity	Position	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas	$324,602,629	0.075%	Monthly	BNPXDDIC Index(p)	Long	6/5/26	$638,617	$ —	$638,617

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
LONG FUTURES OUTSTANDING
Aluminum HG LME	186	July 14, 2025	$12,283,602	$12,079,770	$(203,832)
Aluminum HG LME	94	August 18, 2025	5,576,020	6,107,133	531,113
Aluminum HG LME	95	September 15, 2025	5,657,848	6,175,143	517,295
Aluminum HG LME	103	October 13, 2025	6,436,287	6,695,721	259,434
Aluminum HG LME	103	November 17, 2025	6,454,396	6,702,802	248,406
Brent Crude Oil(q)	163	August 29, 2025	10,370,786	10,735,180	364,394
Brent Crude Oil(q)	159	September 30, 2025	10,080,258	10,374,750	294,492
Coffee C	76	December 18, 2025	9,863,489	8,396,100	(1,467,389)
Copper	158	December 29, 2025	18,712,735	20,334,600	1,621,865
Corn	740	December 12, 2025	16,328,609	15,743,500	(585,109)
Cotton No.2	143	December 8, 2025	4,876,126	4,871,295	(4,831)
Gasoline RBOB	41	September 30, 2025	3,307,166	3,255,269	(51,897)
Gasoline RBOB	41	October 31, 2025	3,233,925	3,173,990	(59,935)
Gold 100 oz	163	December 29, 2025	53,842,499	54,815,270	972,771
KC HRW Wheat	200	December 12, 2025	5,678,275	5,500,000	(178,275)
Lead LME	55	July 14, 2025	2,761,568	2,788,403	26,835
Lead LME	27	August 18, 2025	1,274,685	1,374,867	100,182
Lead LME	27	September 15, 2025	1,278,683	1,380,625	101,942
Lead LME	31	October 13, 2025	1,548,493	1,589,572	41,079
Lead LME	31	November 17, 2025	1,554,536	1,594,997	40,461
Lean Hogs(q)	41	August 14, 2025	1,510,159	1,763,000	252,841
Lean Hogs(q)	131	October 14, 2025	4,633,646	4,841,760	208,114
Live Cattle	112	October 31, 2025	9,308,193	9,415,840	107,647
Live Cattle	30	December 31, 2025	2,577,753	2,527,800	(49,953)
Low Sulphur Gasoil	61	November 12, 2025	3,831,325	3,902,475	71,150
Low Sulphur Gasoil	61	December 11, 2025	3,795,267	3,841,475	46,208
Natural Gas	384	September 26, 2025	14,563,486	13,797,120	(766,366)
Natural Gas	393	October 29, 2025	16,287,175	15,661,050	(626,125)
Nickel LME	37	July 14, 2025	3,488,745	3,343,276	(145,469)
Nickel LME	73	August 18, 2025	6,886,535	6,629,353	(257,182)
Nickel LME	37	September 15, 2025	3,256,071	3,373,474	117,403
Nickel LME	77	October 13, 2025	6,959,981	7,047,718	87,737
Nickel LME	41	November 17, 2025	3,799,827	3,770,892	(28,935)
NY Harbor ULSD	36	September 30, 2025	3,275,880	3,385,368	109,488

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

Futures Contracts—(Continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
NY Harbor ULSD	36	October 31, 2025	$3,273,387	$3,356,035	$82,648
Silver	87	December 29, 2025	15,446,133	15,927,090	480,957
Soybean	184	November 14, 2025	9,407,041	9,448,400	41,359
Soybean	184	January 14, 2026	9,622,724	9,588,700	(34,024)
Soybean Meal	179	December 12, 2025	5,487,720	5,178,470	(309,250)
Soybean Meal	179	January 14, 2026	5,542,828	5,241,120	(301,708)
Soybean Oil	210	December 12, 2025	5,969,365	6,646,500	677,135
Soybean Oil	210	January 14, 2026	6,165,290	6,665,400	500,110
Sugar #11 (World)	210	September 30, 2025	4,202,990	3,810,240	(392,750)
Sugar #11 (World)	205	February 27, 2026	3,985,951	3,889,424	(96,527)
Wheat	311	December 12, 2025	8,935,899	8,708,000	(227,899)
WTI Crude Oil	149	September 22, 2025	9,461,483	9,351,240	(110,243)
WTI Crude Oil	144	October 21, 2025	9,055,578	8,936,640	(118,938)
Zinc LME	88	July 14, 2025	6,299,967	6,048,306	(251,661)
Zinc LME	46	September 15, 2025	3,345,898	3,165,582	(180,316)
Zinc LME	52	October 13, 2025	3,408,319	3,583,554	175,235
Zinc LME	46	November 17, 2025	3,070,574	3,176,392	105,818

			$377,975,176	$379,710,681	$1,735,505

SHORT FUTURES OUTSTANDING
Aluminum HG LME	186	July 14, 2025	$(10,981,394)	$(12,079,770)	$(1,098,376)
Aluminum HG LME	94	August 18, 2025	(5,846,522)	(6,107,133)	(260,611)
Aluminum HG LME	95	September 15, 2025	(5,918,006)	(6,175,142)	(257,136)
Lead LME	55	July 14, 2025	(2,706,417)	(2,788,404)	(81,987)
Lead LME	27	August 18, 2025	(1,337,213)	(1,374,867)	(37,654)
Lead LME	27	September 15, 2025	(1,342,574)	(1,380,625)	(38,051)
Nickel LME	37	July 14, 2025	(3,221,017)	(3,343,276)	(122,259)
Nickel LME	73	August 18, 2025	(6,998,992)	(6,629,353)	369,639
Nickel LME	37	September 15, 2025	(3,404,574)	(3,373,474)	31,100
Nickel LME	36	October 13, 2025	(3,413,391)	(3,295,037)	118,354
Zinc LME	88	July 14, 2025	(6,074,805)	(6,048,306)	26,499
Zinc LME	46	September 15, 2025	(3,054,445)	(3,165,582)	(111,137)
Zinc LME	1	October 13, 2025	(67,290)	(68,915)	(1,625)

			$(54,366,640)	$(55,829,884)	$(1,463,244)

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
HG	High Grade
HRW	Hard Red Winter
LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depositary Receipt
ULSD	Ultra Low Sulfur Diesel
USD	United States Dollar
WTI	West Texas Intermediate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$746,556,831	$—	$—	$746,556,831
Exchange-Traded Funds	94,364,495	—	—	94,364,495
Preferred Securities—Exchange-Traded	460,878	—	—	460,878
Preferred Securities—Over-the-Counter	—	41,859,743	—	41,859,743
Corporate Bonds	—	115,799,384	—	115,799,384
U.S. Treasury Notes	—	6,434,250	—	6,434,250

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Warrants:
Real Estate	$—	$766,327	$—	$766,327
Other Industries	57,320	—	—	57,320
Short-Term Investments	—	288,234,969	—	288,234,969

Total Investments in Securities(r)	$841,439,524	$453,094,673	$—	$1,294,534,197

Futures Contracts	$8,729,711	$—	$—	$8,729,711
Total Return Swaps Contracts	—	638,617	—	638,617

Total Derivative Assets(r)	$8,729,711	$638,617	$—	$9,368,328

Futures Contracts	$(8,457,450)	$—	$—	$(8,457,450)
Written Option Contracts	(5,246)	—	—	(5,246)

Total Derivative Liabilities(r)	$(8,462,696)	$—	$—	$(8,462,696)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	All or a portion of the security is pledged in connection with exchange-traded written option contracts. $148,315 in aggregate has been pledged as collateral.
(b)	Non-income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $38,376,249 which represents 3.0% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Restricted security. Aggregate holdings equal 0.0% of the net assets of the Fund. This security was acquired on June 12, 2025, at a cost of $356,158.
(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $11,846,520 which represents 0.9% of the net assets of the Fund, of which 0.0% are illiquid.

(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(g)	Security converts to floating rate after the indicated fixed-rate coupon period.
(h)	Variable rate. Rate shown is in effect at June 30, 2025.

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

(i)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $5,791,822 or 0.4% of the net assets of the Fund.

(j)

Restricted security. Aggregate holdings equal 0.1% of the net assets of the Fund. This security was acquired on June 12, 2025, at a cost of $623,167. These warrants do not have a stated expiration date.

(k)	Rate quoted represents the annualized seven-day yield.
(l)	The rate shown is the effective yield on the date of purchase.
(m)	All or a portion of this security has been pledged as collateral for futures contracts. $32,221,021 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.
(n)	Liabilities in excess of other assets include unrealized appreciation/depreciation on open futures contracts at June 30, 2025.
(o)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.
(p)

The BNP Paribas Daily CDI Carry Index (BNPXDDIC Index) seeks to capture the difference in carry costs between different commodity futures contracts while maintaining a diversified exposure and managing the risk of the portfolio. The Fund has indirect exposure to all of the below underlying positions that make up the custom index at June 30, 2025. When applicable, the table is limited to the largest 50 positions (based on absolute market value).

Commodity Name	Expiration Date	Weight	Quantity[1]	6/30/25 Value[1]
Gold 100 oz	December, 29, 2025	3.08%	29.80	$10,021,717
Gold 100 oz	August, 27, 2025	-3.08%	(30.29)	(10,020,326)
WTI Crude Oil	September, 22, 2025	2.27%	117.40	7,367,800
WTI Crude Oil	August, 20, 2025	2.26%	115.37	7,366,572
WTI Crude Oil	December, 19, 2025	-2.26%	(119.76)	(7,358,165)
Brent Crude Oil	August, 29, 2025	2.01%	99.32	6,541,534
Brent Crude Oil	November, 28, 2025	-2.01%	(100.78)	(6,527,323)
Brent Crude Oil	December, 30, 2025	-2.01%	(100.79)	(6,523,283)
Brent Crude Oil	January, 30, 2026	-2.00%	(100.77)	(6,520,102)
Brent Crude Oil	September, 30, 2025	1.93%	96.36	6,287,794
WTI Crude Oil	March, 20, 2026	-1.90%	(100.83)	(6,182,101)
Copper	March, 16, 2026	-1.86%	(24.61)	(6,055,419)
Copper	October, 13, 2025	1.86%	24.52	6,047,643
Copper	September, 15, 2025	1.86%	24.47	6,044,688
Copper	December, 14, 2026	-1.86%	(24.49)	(6,043,216)
Natural Gas	August, 27, 2025	-1.72%	(160.33)	(5,595,468)
Natural Gas	September, 26, 2025	1.72%	155.64	5,592,112
Natural Gas	October, 29, 2025	1.72%	140.16	5,585,352
Natural Gas	November, 25, 2025	-1.72%	(122.41)	(5,581,857)
Natural Gas	January, 28, 2026	1.71%	121.81	5,556,846

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

Commodity Name	Expiration Date	Weight	Quantity[1]	6/30/25 Value[1]
WTI Crude Oil	November, 19, 2027	1.70%	89.66	$5,542,916
WTI Crude Oil	June, 22, 2026	1.56%	82.69	5,069,862
Corn	December, 12, 2025	-1.52%	(232.31)	(4,942,384)
Brent Crude Oil	May, 29, 2026	1.51%	75.81	4,908,176
Soybean	January, 14, 2026	-1.39%	(86.61)	(4,515,738)
Soybean	November, 14, 2025	-1.39%	(87.91)	(4,514,255)
Soybean	May, 14, 2026	1.39%	84.64	4,511,422
Soybean	July, 14, 2026	1.39%	83.89	4,508,008
Corn	December, 14, 2026	1.30%	185.70	4,243,193
Brent Crude Oil	October, 31, 2025	-1.30%	(65.16)	(4,229,735)
WTI Crude Oil	November, 20, 2025	-1.17%	(61.61)	(3,798,419)
WTI Crude Oil	February, 20, 2026	-1.10%	(58.57)	(3,591,126)
WTI Crude Oil	January, 20, 2026	-1.07%	(56.72)	(3,479,838)
Copper	December, 15, 2025	1.06%	13.96	3,436,434
Brent Crude Oil	July, 31, 2025	1.03%	50.20	3,350,182
Aluminium HG LME	September, 15, 2025	-1.00%	(50.08)	(3,255,583)
Natural Gas	July, 29, 2025	-0.90%	(84.28)	(2,912,775)
Live Cattle	October, 31, 2025	0.89%	34.39	2,891,365
Live Cattle	December, 31, 2025	-0.89%	(34.26)	(2,886,360)
Corn	September, 12, 2025	-0.76%	(121.40)	(2,484,235)
Gasoline RBOB	December, 31, 2025	-0.75%	(32.23)	(2,439,001)
Gasoline RBOB	September, 30, 2025	0.75%	30.65	2,433,498
Low Sulphur Gasoil	December, 10, 2026	-0.74%	(39.18)	(2,419,284)
Sugar #11 (World)	February, 27, 2026	0.74%	127.35	2,416,244
Low Sulphur Gasoil	January, 12, 2026	-0.74%	(38.40)	(2,408,486)
Low Sulphur Gasoil	February, 12, 2026	-0.74%	(38.52)	(2,408,347)
Sugar #11 (World)	September, 30, 2025	-0.74%	(132.70)	(2,407,794)
Low Sulphur Gasoil	December, 11, 2025	0.74%	38.23	2,407,731
Low Sulphur Gasoil	November, 12, 2025	0.74%	37.62	2,406,588
Low Sulphur Gasoil	October, 10, 2025	-0.74%	(37.06)	(2,404,495)

[1]	Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of June 30, 2025.

(q)	Futures contracts are cash settled based upon the price of the underlying commodity.
(r)	Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$1,162,004,097)	$1,294,534,197
Cash	5,636,146
Cash collateral pledged for total return swap contracts	900,000
Foreign currency, at value (Identified cost—$2,152,581)	2,164,334
Receivable for:
Dividends and interest	5,275,793
Investment securities sold	5,197,678
Fund shares sold	2,671,478
Total return swap contracts, at value	638,617
Other assets	28,557

Total Assets	1,317,046,800

LIABILITIES:
Written option contracts, at value (Premiums received—$6,002)	5,246
Payable for:
Investment securities purchased	9,411,022
Fund shares redeemed	6,941,494
Dividends and distributions declared	2,675,754
Variation margin on futures contracts	2,658,643
Investment advisory fees	593,449
Shareholder servicing fees	245,560
Administration fees	82,979
Distribution fees	4,373
Other liabilities	245,636

Total Liabilities	22,864,156

NET ASSETS	$1,294,182,644

NET ASSETS consist of:
Paid-in capital	$1,196,157,794
Total distributable earnings/(accumulated loss)	98,024,850

$1,294,182,644

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2025 (Unaudited)

CLASS A SHARES:
NET ASSETS	$10,619,755
Shares issued and outstanding ($0.001 par value common stock outstanding)	988,013

Net asset value and redemption price per share	$10.75

Maximum offering price per share ($10.75 ÷ 0.955)(a)	$11.26

CLASS C SHARES:
NET ASSETS	$3,602,787
Shares issued and outstanding ($0.001 par value common stock outstanding)	336,273

Net asset value and offering price per share(b)	$10.71

CLASS I SHARES:
NET ASSETS	$1,254,525,769
Shares issued and outstanding ($0.001 par value common stock outstanding)	116,542,911

Net asset value, offering and redemption price per share	$10.76

CLASS R SHARES:
NET ASSETS	$14,899
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,370

Net asset value, offering and redemption price per share	$10.88

CLASS Z SHARES:
NET ASSETS	$25,419,434
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,366,206

Net asset value, offering and redemption price per share	$10.74

(a)	On investments of $100,000 or more, the offering price is reduced.
(b)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividend income (net of $746,152 of foreign withholding tax)	$14,055,100
Interest income	8,355,777

Total Investment Income	22,410,877

Expenses:
Investment advisory fees	4,326,110
Distribution fees—Class A	12,967
Distribution fees—Class C	13,857
Distribution fees—Class R	37
Shareholder servicing fees—Class A	5,187
Shareholder servicing fees—Class C	4,619
Shareholder servicing fees—Class I	413,124
Administration fees	530,248
Professional fees	74,362
Registration and filing fees	73,711
Custodian fees and expenses	67,419
Shareholder reporting expenses	47,090
Transfer agent fees and expenses	41,509
Directors’ fees and expenses	29,424
Miscellaneous	26,771

Total Expenses	5,666,435
Reduction of Expenses (See Note 2)	(1,015,250)

Net Expenses	4,651,185

Net Investment Income (Loss)	17,759,692

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	1,219,145
Futures contracts	12,036,414
Written option contracts	43,559
Foreign currency transactions	99,109

Net realized gain (loss)	13,398,227

Net change in unrealized appreciation (depreciation) on:
Investments in securities	71,736,945
Futures contracts	(2,313,615)
Written option contracts	890
Total return swap contracts	638,617
Foreign currency translations	28,998

Net change in unrealized appreciation (depreciation)	70,091,835

Net Realized and Unrealized Gain (Loss)	83,490,062

Net Increase (Decrease) in Net Assets Resulting from Operations	101,249,754

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
Change in Net Assets:
From Operations:
Net investment income (loss)	$17,759,692	$26,508,208
Net realized gain (loss)	13,398,227	2,307,194
Net change in unrealized appreciation (depreciation)	70,091,835	5,842,959

Net increase (decrease) in net assets resulting from operations	101,249,754	34,658,361

Distributions to Shareholders:
Class A	(136,780)	(188,408)
Class C	(33,914)	(49,859)
Class I	(18,385,392)	(19,084,559)
Class R	(179)	(545)
Class Z	(370,625)	(506,244)
Tax Return of Capital to Shareholders:
Class A	—	(93,729)
Class C	—	(45,784)
Class I	—	(7,711,039)
Class R	—	(287)
Class Z	—	(209,647)

Total distributions	(18,926,890)	(27,890,101)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	151,120,585	200,661,935

Total increase (decrease) in net assets	233,443,449	207,430,195
Net Assets:
Beginning of period	1,060,739,195	853,309,000

End of period	$1,294,182,644	$1,060,739,195

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the consolidated financial statements. They should be read in conjunction with the consolidated financial statements and notes thereto.

	Class A
	For the Six Months Ended June 30, 2025		For the Year Ended December 31,
Per Share Operating Data:			2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.98		$9.87	$9.77	$10.28	$9.15	$9.40

Income (loss) from investment operations:

Net investment income (loss)(a)	0.15		0.27	0.26	0.16	0.07	0.09
Net realized and unrealized gain (loss)	0.76		0.12	0.07	(0.41)	2.02	(0.22)

Total from investment operations	0.91		0.39	0.33	(0.25)	2.09	(0.13)

Less dividends and distributions to shareholders from:

Net investment income	(0.14)		(0.19)	(0.21)	(0.23)	(0.79)	(0.09)
Net realized gain	—		—	—	(0.01)	(0.17)	(0.03)
Tax return of capital	—		(0.09)	(0.02)	(0.02)	—	—

Total dividends and distributions to shareholders	(0.14)		(0.28)	(0.23)	(0.26)	(0.96)	(0.12)

Net increase (decrease) in net asset value	0.77		0.11	0.10	(0.51)	1.13	(0.25)

Net asset value, end of period	$10.75		$9.98	$9.87	$9.77	$10.28	$9.15

Total return(b)(c)	9.12	%(d)	3.97%	3.45%	-2.38%	23.15%	-1.22%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$10.6		$10.5	$10.4	$16.7	$10.8	$8.4

Ratios to average daily net assets:

Expenses (before expense reduction)	1.25	%(e)	1.27%	1.27%	1.33%	1.45%	1.69%

Expenses (net of expense reduction)	1.15	%(e)	1.15%	1.15%	1.15%	1.15%	1.15%

Net investment income (loss) (before expense reduction)	2.77	%(e)	2.53%	2.58%	1.39%	0.37%	0.58%

Net investment income (loss) (net of expense reduction)	2.87	%(e)	2.65%	2.70%	1.57%	0.67%	1.12%

Portfolio turnover rate(f)	47	%(d)	113%	104%	83%	71%	139%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.
(d)	Not annualized.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate would be higher.

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended June 30, 2025		For the Year Ended December 31,
Per Share Operating Data:			2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.95		$9.84	$9.73	$10.26	$9.13	$9.37

Income (loss) from investment operations:

Net investment income (loss)(a)	0.11		0.20	0.20	0.10	0.00 (b)	0.04
Net realized and unrealized gain (loss)	0.75		0.12	0.07	(0.42)	2.03	(0.21)

Total from investment operations	0.86		0.32	0.27	(0.32)	2.03	(0.17)

Less dividends and distributions to shareholders from:

Net investment income	(0.10)		(0.12)	(0.14)	(0.18)	(0.73)	(0.04)
Net realized gain	—		—	—	(0.01)	(0.17)	(0.03)
Tax return of capital	—		(0.09)	(0.02)	(0.02)	—	—

Total dividends and distributions to shareholders	(0.10)		(0.21)	(0.16)	(0.21)	(0.90)	(0.07)

Net increase (decrease) in net asset value	0.76		0.11	0.11	(0.53)	1.13	(0.24)

Net asset value, end of period	$10.71		$9.95	$9.84	$9.73	$10.26	$9.13

Total return(c)(d)	8.67	%(e)	3.23%	2.88%	-3.06%	22.44%	-1.80%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$3.6		$4.2	$5.9	$8.2	$3.4	$2.7

Ratios to average daily net assets:

Expenses (before expense reduction)	1.90	%(f)	1.92%	1.92%	1.98%	2.10%	2.34%

Expenses (net of expense reduction)	1.80	%(f)	1.80%	1.80%	1.80%	1.80%	1.80%

Net investment income (loss) (before expense reduction)	2.06	%(f)	1.87%	1.93%	0.80%	(0.27)%	(0.02)%

Net investment income (loss) (net of expense reduction)	2.16	%(f)	1.99%	2.05%	0.98%	0.03%	0.52%

Portfolio turnover rate(g)	47	%(e)	113%	104%	83%	71%	139%

(a)	Calculation based on average shares outstanding.
(b)	Amount is less than $0.005.
(c)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(d)	Does not reflect sales charges, which would reduce return.
(e)	Not annualized.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate would be higher.

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended June 30, 2025		For the Year Ended December 31,
Per Share Operating Data:			2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.00		$9.89	$9.79	$10.30	$9.16	$9.41

Income (loss) from investment operations:

Net investment income (loss)(a)	0.17		0.30	0.30	0.20	0.11	0.13
Net realized and unrealized gain (loss)	0.75		0.13	0.07	(0.41)	2.03	(0.22)

Total from investment operations	0.92		0.43	0.37	(0.21)	2.14	(0.09)

Less dividends and distributions to shareholders from:

Net investment income	(0.16)		(0.23)	(0.25)	(0.27)	(0.83)	(0.13)
Net realized gain	—		—	—	(0.01)	(0.17)	(0.03)
Tax return of capital	—		(0.09)	(0.02)	(0.02)	—	—

Total dividends and distributions to shareholders	(0.16)		(0.32)	(0.27)	(0.30)	(1.00)	(0.16)

Net increase (decrease) in net asset value	0.76		0.11	0.10	(0.51)	1.14	(0.25)

Net asset value, end of period	$10.76		$10.00	$9.89	$9.79	$10.30	$9.16

Total return(b)	9.19	%(c)	4.33%	3.86%	-2.04%	23.62%	-0.85%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$1,254.5		$1,022.8	$813.7	$886.4	$368.7	$133.9

Ratios to average daily net assets:

Expenses (before expense reduction)	0.98	%(d)	1.00%	1.00%	1.06%	1.18%	1.42%

Expenses (net of expense reduction)	0.80	%(d)	0.80%	0.80%	0.80%	0.80%	0.80%

Net investment income (loss) (before expense reduction)	3.10	%(d)	2.81%	2.88%	1.70%	0.70%	0.87%

Net investment income (loss) (net of expense reduction)	3.28	%(d)	3.01%	3.08%	1.96%	1.08%	1.49%

Portfolio turnover rate(e)	47	%(c)	113%	104%	83%	71%	139%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate would be higher.

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended June 30, 2025		For the Year Ended December 31,
Per Share Operating Data:			2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.10		$9.99	$9.88	$10.38	$9.23	$9.48

Income (loss) from investment operations:

Net investment income (loss)(a)	0.14		0.26	0.25	0.13	0.06	0.08
Net realized and unrealized gain (loss)	0.77		0.12	0.08	(0.39)	2.03	(0.22)

Total from investment operations	0.91		0.38	0.33	(0.26)	2.09	(0.14)

Less dividends and distributions to shareholders from:

Net investment income	(0.13)		(0.18)	(0.20)	(0.21)	(0.77)	(0.08)
Net realized gain	—		—	—	(0.01)	(0.17)	(0.03)
Tax return of capital	—		(0.09)	(0.02)	(0.02)	—	—

Total dividends and distributions to shareholders	(0.13)		(0.27)	(0.22)	(0.24)	(0.94)	(0.11)

Net increase (decrease) in net asset value	0.78		0.11	0.11	(0.50)	1.15	(0.25)

Net asset value, end of period	$10.88		$10.10	$9.99	$9.88	$10.38	$9.23

Total return(b)	9.03	%(c)	3.78%	3.37%	-2.52%	22.96%	-1.32%

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$14.9		$32.0	$30.8	$42.3	$74.6	$60.6

Ratios to average daily net assets:

Expenses (before expense reduction)	1.40	%(d)	1.42%	1.42%	1.48%	1.60%	1.84%

Expenses (net of expense reduction)	1.30	%(d)	1.30%	1.30%	1.30%	1.30%	1.30%

Net investment income (loss) (before expense reduction)	2.65	%(d)	2.38%	2.39%	1.06%	0.23%	0.45%

Net investment income (loss) (net of expense reduction)	2.75	%(d)	2.50%	2.51%	1.24%	0.53%	0.99%

Portfolio turnover rate(e)	47	%(c)	113%	104%	83%	71%	139%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate would be higher.

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended June 30, 2025		For the Year Ended December 31,
Per Share Operating Data:			2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.98		$9.87	$9.77	$10.28	$9.14	$9.39

Income (loss) from investment operations:

Net investment income (loss)(a)	0.17		0.30	0.30	0.19	0.11	0.13
Net realized and unrealized gain (loss)	0.75		0.13	0.07	(0.40)	2.03	(0.22)

Total from investment operations	0.92		0.43	0.37	(0.21)	2.14	(0.09)

Less dividends and distributions to shareholders from:

Net investment income	(0.16)		(0.23)	(0.25)	(0.27)	(0.83)	(0.13)
Net realized gain	—		—	—	(0.01)	(0.17)	(0.03)
Tax return of capital	—		(0.09)	(0.02)	(0.02)	—	—

Total dividends and distributions to shareholders	(0.16)		(0.32)	(0.27)	(0.30)	(1.00)	(0.16)

Net increase (decrease) in net asset value	0.76		0.11	0.10	(0.51)	1.14	(0.25)

Net asset value, end of period	$10.74		$9.98	$9.87	$9.77	$10.28	$9.14

Total return(b)	9.21	%(c)	4.34%	3.87%	-2.05%	23.68%	-0.85%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$25.4		$23.3	$23.3	$21.6	$9.9	$4.3

Ratios to average daily net assets:

Expenses (before expense reduction)	0.90	%(d)	0.92%	0.92%	0.98%	1.10%	1.34%

Expenses (net of expense reduction)	0.80	%(d)	0.80%	0.80%	0.80%	0.80%	0.80%

Net investment income (loss) (before expense reduction)	3.15	%(d)	2.89%	2.97%	1.67%	0.77%	0.95%

Net investment income (loss) (net of expense reduction)	3.25	%(d)	3.01%	3.09%	1.85%	1.07%	1.49%

Portfolio turnover rate(e)	47	%(c)	113%	104%	83%	71%	139%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate would be higher.

See accompanying notes to consolidated financial statements.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Real Assets Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on October 25, 2011 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund’s investment objective is to provide attractive total returns over the long term and to maximize real returns during inflationary environments. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares). Class F shares are currently not available for purchase.

Cohen & Steers Real Assets Fund, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, was incorporated on November 22, 2011 and commenced operations on January 31, 2012. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund, consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Fund expects that it will achieve a significant portion of its exposure to commodities and commodities-related investments through investment in the Subsidiary. Unlike the Fund, the Subsidiary may invest without limitation in commodities. Investments in the Subsidiary are limited to 25% of the Fund’s total assets. The Consolidated Schedule of Investments includes positions of the Fund and the Subsidiary. The financial statements have been consolidated and include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Commodity futures contracts and options on futures contracts are valued at the settlement price as of the close of futures trading on the primary exchange on which the futures are traded. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) option and total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended,

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of June 30, 2025 are disclosed in the Fund’s Consolidated Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Inflation adjustments to the principal amount of inflation-adjusted securities are reflected as interest income or reductions to interest income. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from Real Estate Investment Trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are

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adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any) currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures in the Consolidated Statement of Operations. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported in the Consolidated Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Consolidated Statement of Assets and Liabilities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commission merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation and depreciation. Periodic payments received or made are recorded as realized gains or losses in the Consolidated Statement of Operations. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash. Dividends from net investment income are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities are recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2025, no additional provisions for income tax are required in the Fund’s consolidated financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

The Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. The Subsidiary’s taxable income, including net gains, is included, as ordinary income, in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

Note 2. Investment Advisory, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s and Subsidiary’s investment advisor pursuant to an investment advisory agreement (the investment

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advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund.

For the six months ended June 30, 2025, and through June 30, 2027, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund’s total annual operating expenses, which include the expenses of the Subsidiary (excluding acquired fund fees and expenses, taxes and extraordinary expenses), do not exceed 1.15% for Class A shares, 1.80% for Class C shares, 0.80% for Class I shares, 1.30% for Class R shares and 0.80% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the six months ended June 30, 2025, fees waived and/or expenses reimbursed totaled $1,015,250.

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment advisor, the subadvisors are responsible for managing the Fund’s investments in certain non-U.S. holdings. For their services provided under the subadvisory agreements, the investment advisor (not the Fund) pays the subadvisors. The investment advisor allocates 50% of the investment advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund’s average daily net assets managed by the investment advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.08% of the average daily net assets of the Fund. For the six months ended June 30, 2025, the Fund incurred $461,452 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted a distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a maximum contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a maximum

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CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2025, the Fund has been advised that the distributor received $25, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $152 of CDSC relating to redemptions of Class C shares. The distributor has advised the Fund that proceeds from the CDSC on this class are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of this class, including payments to dealers and other financial intermediaries for selling this class. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund’s Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to interested directors and officers, except for the Chief Compliance Officer who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $3,386 for the six months ended June 30, 2025.

Other: As of June 30, 2025, approximately 29% of the Fund’s outstanding shares were owned by shareholders investing either directly or indirectly through an account, platform or program sponsored by three financial institutions. Investment and asset allocation decisions by either a direct shareholder or financial institution regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets at disadvantageous times or prices, and may negatively affect the Fund’s NAV and performance.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities and U.S. government obligations, excluding short-term investments, for the six months ended June 30, 2025 were as follows:

	Securities	U.S. Government Obligations	Total
Purchases	$520,964,615	$6,425,297	$527,389,912
Sales	400,371,374	1,651,434	402,022,808

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 4. Derivative Investments

The following tables present the value of derivatives held at June 30, 2025 and the effect of derivatives held during the six months ended June 30, 2025, if any, along with the respective location in the consolidated financial statements.

Consolidated Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Commodity Risk:
Futures Contracts(a)	—	$—	Payable for variation margin on futures contracts	$272,261	(b)
Total Return Swap Contracts—Over-the-Counter	Total return swap contracts, at value	638,617	—	—
Equity Risk:
Written Option Contracts—Exchange-Traded(a)	—	—	Written option contracts, at value	5,246

(a)	Not subject to a master netting agreement or another similar arrangement.

(b)

Amount represents the cumulative appreciation (depreciation) on futures contracts as reported on the Consolidated Schedule of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day variation margin payable to broker.

Consolidated Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Commodity Risk:
Futures Contracts	Net Realized and Unrealized Gain (Loss)	$12,036,414	$(2,313,615)
Total Return Swap Contracts	Net Realized and Unrealized Gain (Loss)	—	638,617
Equity Risk:
Written Option Contracts	Net Realized and Unrealized Gain (Loss)	43,559	890

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

At June 30, 2025, the Fund’s derivative assets and liabilities (by type), which are subject to a master netting agreement, are as follows:

Derivative Financial Instruments	Assets	Liabilities
Commodity Risk:
Total Return Swap Contracts—Over-the-Counter	$638,617	$—

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund, if any, as of June 30, 2025:

Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivative Asset(b)
BNP Paribas	$638,617	$—	$—	$638,617

(a)

Collateral received or pledged is limited to the net derivative asset or net derivative liability amounts. Actual collateral amounts received or pledged may be higher than amounts above. Additional collateral pledged was $900,000.

(b)	Net amount represents the net receivable from the counterparty or net payable due to the counterparty in the event of default.

The following summarizes the monthly average volume of the Fund’s option contracts, total return swap contracts and futures contracts activity for the six months ended June 30, 2025:

	Written Option Contracts(b)	Total Return Swap Contracts
Average Notional Amount(a)	$335,326	$325,257,038

Futures Contracts(a)
Average Notional Amount—Long	$341,970,033
Average Notional Amount—Short	48,458,440

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts, total return swap contracts and futures contracts outstanding at month-end. For the period, this represents two months for written option contracts, one month for total return swap contracts and six months for futures contracts.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Income Tax Information

As of June 30, 2025, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$1,162,004,097

Gross unrealized appreciation on investments	$151,842,582
Gross unrealized depreciation on investments	(18,400,849)

Net unrealized appreciation (depreciation) on investments	$133,441,733

The Fund incurred ordinary losses of $242,647 after October 31, 2024 that it has elected to defer to the following year.

As of December 31, 2024, the Fund has a net capital loss carryforward of $26,692,080 which may be used to offset future capital gains. The loss is comprised of a short-term capital loss carryforward of $12,215,017 and a long-term capital loss carryforward of $14,477,063 which, under current federal income tax rules, may offset capital gains recognized in any future period.

Note 6. Capital Stock

The Fund is authorized to issue 1.4 billion shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 200 million of Class A capital stock, 200 million of Class C capital stock, 200 million of Class F capital stock, 400 million of Class I capital stock, 200 million of Class R capital stock and 200 million of Class Z capital stock. Class F shares are currently not available for purchase. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. With the exception of Class C shares held through certain intermediaries, Class C shares will automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A:
Sold	168,866	$1,750,438	421,686	$4,300,285
Issued as reinvestment of dividends and distributions	7,741	83,219	16,396	165,272
Redeemed	(235,906)	(2,445,539)	(447,220)	(4,511,793)

Net increase (decrease)	(59,299)	$(611,882)	(9,138)	$(46,236)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class C:
Sold	7,019	$74,816	15,125	$157,156
Issued as reinvestment of dividends and distributions	1,310	14,033	4,220	42,371
Redeemed	(93,736)	(968,975)	(194,608)	(1,944,908)

Net increase (decrease)	(85,407)	$(880,126)	(175,263)	$(1,745,381)

Class I:
Sold	22,743,263	$240,983,565	40,998,394	$415,275,742
Issued as reinvestment of dividends and distributions	1,466,829	15,783,080	2,150,876	21,710,766
Redeemed	(9,951,494)	(104,492,542)	(23,144,755)	(234,295,277)

Net increase (decrease)	14,258,598	$152,274,103	20,004,515	$202,691,231

Class R:
Sold	—	$—	—	$—
Issued as reinvestment of dividends and distributions	16	179	82	832
Redeemed	(1,813)	(18,385)	—	—

Net increase (decrease)	(1,797)	$(18,206)	82	$832

Class Z:
Sold	222,846	$2,333,609	323,009	$3,248,339
Issued as reinvestment of dividends and distributions	34,509	370,625	71,102	715,891
Redeemed	(223,567)	(2,347,538)	(419,237)	(4,202,741)

Net increase (decrease)	33,788	$356,696	(25,126)	$(238,511)

Note 7. Other Risks

Common Stock Risk: While common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks have also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political

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and regulatory circumstances, the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and value stocks (stocks of companies that are undervalued by various measures and have potential for long-term capital appreciation), can react differently from growth stocks (stocks of companies with attractive cash flow returns on invested capital and earnings that are expected to grow). These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.

Commodities Risk: Investing in physical commodities, either directly or through complex instruments such as commodity futures contracts and options on commodity futures contracts presents unique risks, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors including: drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Because the Fund has a significant portion of its assets concentrated in commodity-related derivative instruments, developments affecting commodities may have a disproportionate impact on the Fund. The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-related derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, counterparty risk, leverage risk and liquidity risk. In addition, the relationships between various commodities and related derivatives may not behave as expected. Use of leveraged commodity-related derivatives, if any, creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value).

Investments in commodity futures contracts and options on commodity futures contracts have a high degree of price variability and are subject to rapid and substantial price changes. Such investments could incur significant losses. There can be no assurance that the options strategy will be successful.

The use of options on commodity futures contracts is to enhance risk-adjusted total returns. The use of options, however, may not provide any, or only partial, protection for market declines. The return performance of the commodity futures contracts may not parallel the performance of the commodities or indexes that serve as the basis for the options it buys or sells; this basis risk may reduce overall returns.

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of

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changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

Real Estate Market Risk:Risks of investing in real estate securities include falling property values due to increasing vacancies, declining rents resulting from economic, legal, tax, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and market recessions. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The risks of investing in REITs are similar to those associated with direct investments in real estate securities.

REIT Risk: In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for pass-through of income under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Small- and Medium-Sized Companies Risk: Companies in the real estate industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

Natural Resources Risk: The Fund’s investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by

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numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests significantly in natural resource companies, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. Rising interest rates and general economic conditions may also affect the demand for natural resources.

Infrastructure Companies Risk: Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; inexperience with and potential losses resulting from a developing deregulatory environment; costs associated with compliance with and changes in environmental and other regulations; regulation by various government authorities; government regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; technological innovations that may render existing plants, equipment or products obsolete; and general changes in market sentiment towards infrastructure and utilities assets.

Gold and Other Precious Metals Risk: Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold and other precious metals, changes in industrial and commercial demand, gold and other precious metals sales by governments, central banks or international agencies, investment speculation, monetary and other economic policies of various governments and government restrictions on private ownership of gold and other precious metals. No income is derived from holding physical gold or other precious metals, which is unlike securities that may pay dividends or make other current payments. Although the Fund has contractual protections with respect to the credit risk of their custodian, gold held in physical form (even in a segregated account) involves the risk of delay in obtaining the assets in the case of bankruptcy or insolvency of the custodian. This could impair disposition of the assets under those circumstances. If it holds physical gold, the Fund is also subject to an increased risk of loss and expense in connection with the transportation of such assets to and from the Fund’s custodian. In addition, gains derived from

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trading in gold and other precious metals may result in negative tax consequences due to appreciation in value, which could limit the ability of the Fund to sell its holdings of physical gold and certain ETFs at the desired time.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Derivatives Risk: The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, counterparty risk, leverage risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, the use of derivatives to hedge the Fund’s foreign currency risks may reduce returns or increase volatility, perhaps substantially.

Tax Risk: The Fund’s ability to make direct and indirect investments in commodity-related derivative instruments and certain related investments, is limited by the Fund’s intention to qualify as a RIC under the Internal Revenue Code of 1986; if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. tax purposes, the Fund’s status as a RIC may be jeopardized. The Fund’s investment in the Subsidiary is intended to provide additional exposure to commodities while allowing the Fund to satisfy the requirements applicable to RICs. If the Fund were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income.

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The types of derivatives and other investments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the statement of additional information (SAI) and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax,

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gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, the Fund’s shareholders would likely suffer decreased investment returns.

Market Disruption and Geopolitical Risk: Geopolitical events, such as war (including ongoing conflicts in Ukraine and the Middle East), terrorist attacks, natural or environmental disasters (including hurricanes, wildfires, and flooding), country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, have led and may in the future lead to market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

Russia’s military invasion of Ukraine significantly amplified already existing geopolitical tensions. The U.S. and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity.

Ongoing conflicts in the Middle East could have similar negative impacts. The possibility of a prolonged conflict, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets.

Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by the Fund. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. In addition, raising the U.S. Government debt ceiling has become increasingly politicized. Any failure to increase the total amount that the U.S. Government is authorized to

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borrow could lead to a default on U.S. Government obligations. A default or a threat of default by the U.S. Government would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments.

The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

The rapid development and increasingly widespread use and regulation of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, AI Technologies), may pose risks to the Fund. For instance, the rapid advanced development of AI Technologies and efforts to regulate or control its use and advancement may have significant positive or negative impacts on a wide range of different industries and the global economy. It is not possible to predict which companies, sectors, or economies may benefit or be disadvantaged by such developments, nor is it possible to determine the full extent of current or future risks related thereto.

Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments.

Regulatory Risk: Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund.

Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.

The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’

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operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

Cybersecurity Risk: With the increased use of technologies such as the Internet and AI Technologies, and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the investment advisor), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. New ways to carry out cyber-attacks continue to develop. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks against, or security breakdowns of, the Fund, the investment advisor, subadvisors or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders.

Each of the Fund and the investment advisor may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

Shareholder Concentration Risk: The Fund may have one or more large shareholders or a group of shareholders investing in Fund shares indirectly through an account, platform or program sponsored by a financial institution. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable income and/or gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. The Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. A number of circumstances may cause a Fund to experience large redemptions, such as changes in investors’ circumstances; changes in the

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eligibility criteria for a Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 8. Operating Segments

An operating segment is defined in ASC Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive committee of the Fund’s investment advisor and the Fund’s chief executive officer and chief financial officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s total returns, expense ratios, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

Note 9. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

The Fund and its Subsidiary are commodity pools under the Commodity Exchange Act. The investment advisor has registered with the CFTC as a commodity pool operator with respect to the Fund and the Subsidiary. Because of its management of other strategies, the Fund’s investment advisor is also registered with the CFTC as a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2025 through the date that the consolidated financial statements were issued, and has determined that no additional disclosure in the consolidated financial statements is required.

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(The following pages are unaudited)

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the U.S. Securities and Exchange Commission‘s (SEC) website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

Cohen & Steers Real Assets Fund, Inc.

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

The Board of Directors of the Fund (the Board), including a majority of the directors who are not parties to the Fund’s investment advisory and subadvisory agreements (the Advisory Agreements), or interested persons of any such party (the Independent Directors), has the responsibility under the Investment Company Act of 1940 to approve the Fund’s Advisory Agreements for their initial two year terms and their continuation annually thereafter at a meeting of the Board called for the purpose of voting on the approval or continuation. The Advisory Agreements were discussed at a meeting of the Independent Directors, in their capacity as the Contract Review Committee, held on June 3, 2025, and at a meeting of the full Board held on June 17, 2025. The Independent Directors, in their capacity as the Contract Review Committee, also discussed the Advisory Agreements in executive sessions on June 16 and 17, 2025. At the meeting of the full Board on June 17, 2025, the Advisory Agreements were unanimously continued for a term ending June 30, 2026, by the Board, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive sessions.

In considering whether to continue the Advisory Agreements, the Board reviewed materials provided by an independent data provider, which included, among other items, fee, expense and performance information compared to peer funds (the Peer Funds and, collectively with the Fund, the Peer Group) and performance comparisons to a larger category universe; summary information prepared by the Fund’s investment advisor (the Investment Advisor); and a memorandum from counsel to the Independent Directors outlining the legal duties of the Board. The Board also spoke directly with a representative of the independent data provider and met with investment advisory personnel. In addition, the Board considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund’s objective. The Board also considered information provided by the Investment Advisor in response to a request for information submitted by counsel to the Independent Directors, on behalf of the Independent Directors, as well as information provided by the Investment Advisor in response to a supplemental request. In particular, the Board considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor and the Subadvisors: The Board reviewed the services that the Investment Advisor and the sub-investment advisors (the Subadvisors) provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, placing orders for the investment and reinvestment of the Fund’s assets, furnishing information to the Board regarding the Fund’s portfolio, providing individuals to serve as Fund officers, and, for the Investment Advisor, generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Board also discussed with officers and portfolio managers of the Fund the types of transactions conducted on behalf of the Fund. Additionally, the Board took into account the services provided by the Investment Advisor and the Subadvisors to other funds and accounts, including those that have investment objectives and strategies similar to those of the Fund. The Board also considered the education, background and experience of the Investment Advisor’s and Subadvisors’ personnel, particularly noting the potential benefit that the portfolio managers’ work experience and favorable reputation can have

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on the Fund. The Board further noted the Investment Advisor’s and Subadvisors’ ability to attract qualified and experienced personnel. The Board also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board concluded that the nature, extent and quality of services provided by the Investment Advisor and the Subadvisors are satisfactory and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor and the Subadvisors: The Board considered the investment performance of the Fund versus Peer Funds and compared to a relevant blended benchmark. The Board noted that the Fund outperformed the Peer Group medians for the one-, five- and ten-year periods and represented the Peer Group median for the three-year period ended March 31, 2025, ranking three out of seven peers, three out of seven peers, two out of six peers and four out of seven peers for each period, respectively. The Board also considered that the Fund outperformed the blended benchmark for the three-, five- and ten- year periods and underperformed the blended benchmark for the one-year period ended March 31, 2025. The Board engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund’s performance. The Board also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor’s performance in managing similarly managed funds and accounts. The Board determined that Fund performance, in light of all the considerations noted above, supported the continuation of the Advisory Agreements.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board considered the contractual and actual management fees paid by the Fund as well as the Fund’s total expense ratio. As part of its analysis, the Board gave consideration to the fee and expense analyses provided by the independent data provider. The Board noted that the Fund’s actual management fee represented the Peer Group median and the total expense ratio was lower than the Peer Group medians, ranking four out of seven peers and three out of seven peers, respectively. The Board considered that the Investment Advisor continues to waive a portion of its fees and/or reimburse expenses to limit the overall operating expenses of the Fund. In light of the considerations above, the Board concluded that the Fund’s expense structure was satisfactory.

The Board also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board considered the level of the Investment Advisor’s profits and whether the profits were reasonable for the Investment Advisor. Since the Subadvisors are paid by the Investment Advisor (and not by the Fund) for investment services provided to the Fund and are affiliates of the Investment Advisor, the Board considered the profitability of the Investment Advisor as a whole and did not consider the Subadvisors separate profitability to be particularly relevant to their determination. The Board took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, that the Investment Advisor receives by allocating the Fund’s brokerage transactions. The Board further considered that the Investment Advisor continues to reinvest profits back in the business, including upgrading and/or implementing new trading, compliance and accounting systems, and by adding investment personnel to the portfolio management teams. The Board also considered the

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administrative services provided by the Investment Advisor and the associated administration fee paid to the Investment Advisor for such services under the Administration Agreement. The Board determined that the services received under the Administration Agreement are beneficial to the Fund. The Board concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor’s fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board considered the Fund’s asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders, concluding that the Fund’s expense structure was satisfactory. In considering economies of scale, the Board also noted, as discussed above in (iii), that the Investment Advisor continues to reinvest profits back in the business.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board compared the fees paid under the Advisory Agreements to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board also compared the services rendered and fees paid under the Advisory Agreements to fees paid, including the ranges of such fees, under the Investment Advisor’s other fund advisory agreements and advisory contracts with institutional and other clients with similar investment mandates, noting that the Investment Advisor provides more services to the Fund than it does for institutional or subadvised accounts. The Board also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board determined that on a comparative basis the fees under the Advisory Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board, and each Director may have assigned different weights to the various factors. Rather, after weighing all of the considerations and conclusions discussed above, the Board, including the Independent Directors, unanimously approved the continuation of the Advisory Agreements.

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Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security number and account balances

•  Transaction history and account transactions

•  Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800-330-7348

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Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Registered Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

•  Open an account or buy securities from us

•  Provide account information or give us your contact information

•  Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•  sharing for affiliates’ everyday business purposes—information about your creditworthiness

•  affiliates from using your information to market to you

•  sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

Cohen & Steers Real Assets Fund, Inc.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS

REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS

INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS

INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS

LOW DURATION PREFERRED AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX

COHEN & STEERS FUTURE OF ENERGY FUND

•	Designed for investors seeking total return, investing primarily in securities of traditional and alternative energy companies

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS

GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

Cohen & Steers Real Assets Fund, Inc.

OFFICERS AND DIRECTORS

Joseph M. Harvey

Director and Chair

Adam M. Derechin

Director

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Treasurer and Chief Financial Officer

Dana A. DeVivo

Secretary and Chief Legal Officer

Stephen Murphy

Chief Compliance Officer

and Vice President

Vincent L. Childers

Vice President

Jon Cheigh

Vice President

Jason A. Yablon

Vice President

Yigal D. Jhirad

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

SS&C GIDS, Inc.

1055 Broadway

Kansas City, MO 64105

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

NASDAQ Symbol:	Class A—RAPAX
Class C—RAPCX
Class F—RAPFX*
Class I—RAPIX
Class R—RAPRX
Class Z—RAPZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Real Assets Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

*	Class F shares are currently not available for purchase.

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Semi-Annual Financial Statements and Additional Information June 30, 2025

Cohen & Steers

Real Assets Fund

If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, you can call (800) 330-7348.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

RAPAXSAR

(b) Included in paragraph (a) above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors implemented after the Registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer
(President and Chief Executive Officer)

Date:	August 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer
(President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj
Title: Principal Financial Officer
(Treasurer and Chief Financial Officer)

Date:	August 29, 2025